(Losses)/Earnings per Share	12 Months Ended
Dec. 31, 2018
(Losses)/Earnings per Share
(Losses)/Earnings per Share

22. (Losses)/Earnings per Share

(i)Basic (losses)/earnings per share

Basic (losses)/earnings per share is calculated by dividing the net (loss)/income attributable to the Company by the weighted average number of outstanding ordinary shares in issue during the year. Treasury shares held by the Trustee are excluded from the weighted average number of outstanding ordinary shares in issue for purposes of calculating basic (losses)/earnings per share.

	Year Ended December 31,
	2018	2017	2016
Weighted average number of outstanding ordinary shares in issue	66,426,382	61,717,171	59,715,173
Net (loss)/income attributable to the Company (US$’000)	(74,805)	(26,737)	11,698
(Losses)/earnings per share attributable to the Company (US$ per share)	(1.13)	(0.43)	0.20

(ii)  Diluted (losses)/earnings per share

Diluted (losses)/earnings per share is calculated by dividing net (loss)/income attributable to the Company by the weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding during the year. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share option and LTIP awards issued by the Company using the treasury stock method.

	Year Ended December 31,
	2018	2017	2016
Weighted average number of outstanding ordinary shares in issue	66,426,382	61,717,171	59,715,173
Adjustment for share options and LTIP	—	—	255,877
	66,426,382	61,717,171	59,971,050
Net (loss)/income attributable to the Company (US$’000)	(74,805)	(26,737)	11,698
(Losses)/earnings per share attributable to the Company (US$ per share)	(1.13)	(0.43)	0.20

For the years ended December 31, 2018 and 2017, the share options and LTIP awards issued by the Company were not included in the calculation of diluted losses per share because of their anti-dilutive effect.